Inventory, net - Additional Information (Detail) - Cara Therapeutics, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 17, 2024
Inventory [Line Items]
Inventory write-down	$ 0	$ 0	$ 2,963
Vifor Fresenius Medical Care Renal Pharma Ltd agreement
Inventory [Line Items]
Asset Purchase Agreement				$ 900